1
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation – Equity Investments Structured
Finance – Equity Investments
ALM VII (R), Ltd.
CLO preference shares(3)(5)(7)(11)(12), (Estimated yield 0.00%, maturity
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 15, 2036) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/05/2024  $  5,601,000  $711,532  $327,098
Allegro CLO XII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.48%, maturity
July 21, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/25/20255,069,0002,551,9621,875,530
Allegro CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.55%, maturity
October 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/18/20263,500,0001,386,0511,330,000
Ares Loan Funding II, Ltd.
CLO subordinated notes(5)(6)(7)(12), (Estimated yield 15.90%, maturity
October 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/06/20257,101,6755,688,2404,217,847
Ares Loan Funding IX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.56%, maturity
March 31, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/03/20253,900,0002,926,7602,290,532
Ares XLIII CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.46%, maturity
January 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/17/20231,028,690261,259169,225
Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.91%, maturity
April 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/15/20231,000,000245,63999,405
Atlas Senior Loan Fund XXIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.46%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/13/20251,475,000774,328567,875
Bain Capital Credit CLO 2017-2, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 5.39%, maturity
July 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/17/2024626,000335,963162,760
Barings CLO Ltd. 2022-IV
CLO subordinated notes(5)(7), (Estimated yield 13.96%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/11/20253,500,0002,751,1461,960,000
BlueMountain CLO XXIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.45%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/12/20243,750,0001,765,386843,750
BlueMountain CLO XXXI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.37%, maturity
April 19, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/16/20241,130,117577,311282,529
Carlyle US CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 21.96%, maturity
April 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/13/20261,670,000806,743768,200
Carlyle US CLO 2024-F, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 10.61%, maturity
October 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/10/20241,446,6671,164,047752,267
(Continued on next page)

2
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
CBAMR 2017-1, Ltd.
CLO subordinated notes(5)(6)(7)(12), (Estimated yield 17.84%, maturity
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/24/2025  $ 25,000,000  $7,553,069  $5,625,000
CBAMR 2021-15, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.50%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/07/20252,900,0001,257,018812,000
CIFC Funding 2014-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.70%, maturity
July 17, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/21/20255,000,0002,063,0681,150,000
CIFC Funding 2018-III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.09%, maturity
October 18, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/27/202619,858,0003,679,7013,177,280
CIFC Funding 2018-IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.87%, maturity
January 17, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/27/202612,401,0003,034,7753,348,270
Dryden 78 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.39%, maturity
April 17, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/25/2023686,274375,063226,470
Dryden 90 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 8.89%, maturity
November 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/04/2023241,917224,280137,893
Dryden 109 CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 22.17%, maturity
April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/05/20265,325,0002,062,9451,838,963
Elmwood CLO XII Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.64%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/24/2023750,000419,193247,500
Elmwood CLO 16, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 7.16%, maturity
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/07/2023800,000427,641272,000
Franklin Park Place CLO I
CLO subordinated notes(5)(7)(12), (Estimated yield 8.92%, maturity
April 14, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/30/20241,547,366761,868309,473
Kennedy Lewis CLO 11, Ltd. (f/k/a Generate CLO 11 Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 9.89%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/03/20251,789,0001,514,502697,710
Kennedy Lewis CLO 15, Ltd. (f/k/a Generate CLO 15 Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 9.45%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/20253,000,0001,888,9191,245,000
Lakeside Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.25%, maturity
April 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/07/20253,716,6672,787,9241,932,667
(Continued on next page)

3
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Marble Point CLO XVI Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.08%, maturity
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
November 16, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .04/17/2024  $500,000  $231,556  $115,000
Magnetite XLII, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 10.93%, maturity
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/17/20243,005,0002,737,8051,682,800
Neuberger Berman CLO XVII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.48%, maturity
July 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/13/20242,187,083451,961328,062
Oaktree CLO 2019-2 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.97%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/30/20253,000,0001,256,361780,000
OCP CLO 2016-11, Ltd.
CLO preference shares(5)(7)(12), (Estimated yield 11.91%, maturity
July 26, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/31/20242,680,0001,162,790777,200
OCP CLO 2024-37, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 10.10%, maturity
October 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/27/20242,000,0001,744,1071,140,000
Octagon Investment Partners 42, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 10.43%, maturity
July 15, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/16/2023863,922338,405166,511
Octagon 52, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.00%, maturity
July 23, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/05/20241,073,171704,369359,512
Octagon 55, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 24.66%, maturity
March 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/28/202310,808,0003,084,6982,864,120
OFSI BSL X, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.52%, maturity
April 20, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/01/2023275,000151,98331,625
Park Blue CLO 2022-II, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 24.73%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/05/20265,640,0001,735,3171,720,200
Park Blue CLO 2024-V, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.71%, maturity
July 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/31/20252,500,0001,750,4311,150,000
Park Blue CLO 2024-VI, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.28%, maturity
January 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .10/29/20251,000,000738,344585,000
PPM CLO 5, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 5.45%, maturity
October 18, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/10/20243,333,3331,252,737266,667
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4
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Reese Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 8.61%, maturity
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
January 15, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/13/2025  $  2,693,750  $1,381,046  $592,625
Regatta X Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.36%, maturity
July 17, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/07/202510,600,0002,362,6721,060,000
Regatta XIV Funding Ltd.
CLO subordinated notes(3)(5)(7)(11)(12), (Estimated yield 0.00%, maturity
October 25, 2031) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/20/20255,000,000—66,000
Regatta XXXI Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.72%, maturity
March 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .02/21/20251,975,2691,849,0941,283,925
Regatta 32 Funding Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 14.40%, maturity
July 25, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .06/11/20252,848,6442,858,0651,969,268
Rockford Tower CLO 2022-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 24.44%, maturity
March 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/07/20262,500,0001,019,099900,000
Rockford Tower CLO 2025-3, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 26.73%, maturity
March 31, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/11/20264,000,0002,524,8722,435,600
RR 1, Ltd.
CLO subordinated notes(3)(5)(7)(11)(12), (Estimated yield 0.00%, maturity
July 15, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/30/20241,916,667116,88379,733
Sculptor CLO XXIX, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.31%, maturity
July 22, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/20/2023300,000137,27775,000
Sculptor CLO XXXIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.95%, maturity
July 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/01/2024643,000444,202250,770
Sculptor CLO XXXIV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.19%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/15/2024789,000562,269339,270
Sculptor CLO XXXV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 15.76%, maturity
April 27, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .03/24/20253,500,0002,407,3541,750,000
Signal Peak CLO 4, Ltd.
CLO subordinated notes(3)(5)(7)(12), (Estimated yield 0.00%, maturity
October 26, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/09/20232,918,603600,085116,744
Signal Peak CLO 5, Ltd. (f/k/a Mariner CLO 5, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 10.35%, maturity
April 25, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/20/20241,000,000249,373140,000
(Continued on next page)

5
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation – Equity Investments (continued)
Structured Finance – Equity Investments (continued)
Signal Peak CLO 7, Ltd. (f/k/a Mariner CLO 7, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 15.82%, maturity
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/21/2025  $  6,908,500  $2,761,739  $1,727,125
Signal Peak CLO 8, Ltd. (f/k/a Mariner CLO 8, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 14.77%, maturity
October 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11/08/2023384,720197,436132,728
Sound Point CLO XXIII, Ltd.
CLO subordinated notes(3)(5)(7)(12), (Estimated yield 0.00%, maturity
July 15, 2034) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .05/09/20241,500,000350,73770,464
Brant Point CLO 2024-3, Ltd. (f/k/a Sound Point CLO 38, Ltd.)
CLO subordinated notes(5)(7)(12), (Estimated yield 20.54%, maturity
January 20, 2039) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/29/20255,750,0004,126,2953,478,750
Tallman Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.54%, maturity
July 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .09/09/20255,620,0002,994,2971,742,200
TCW CLO 2021-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 12.95%, maturity
October 24, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .01/25/2024500,000272,610145,000
Tikehau US CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.72%, maturity
January 20, 2038) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .07/22/20251,000,000572,746340,000
Venture 49 CLO, Ltd.
CLO subordinated notes(3)(5)(7)(12), (Estimated yield 0.00%, maturity
April 20, 2037) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12/20/20244,775,0002,045,916859,500
Verona Park CLO, Ltd.
CLO warehouse subordinated notes(5)(7)(12)(15), (Estimated yield 18.07%, maturity July 07, 2027) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .08/04/2025944,444944,445944,444
Wind River 2021-4 CLO Ltd.
CLO subordinated notes(3)(5)(7)(12), (Estimated yield 0.00%, maturity

January 20, 2035) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	08/15/2023	250,000	100,372	7,500
Total Structured Finance – Equity Investments . . . . . . . . . . . . . . . .			98,216,081	69,140,587	95.54%
Total Collateralized Loan Obligation – Equity Investments . . . . . .			$98,216,081	$69,140,587	95.54%
Collateralized Loan Obligation Fee Notes – Equity
Investments – Other CLO Equity Related Investments
Structured Finance – Equity Fee Note Investments

Carlyle US CLO 2024-6 CLO subordinated fee notes(12)(13)(14), (Maturity October 25, 2037) . . . .	10/10/2024	17,400	17,598
Franklin Park Place CLO I CLO subordinated fee notes(12)(13)(14), (Maturity April 14, 2038) . . . . . .	05/30/2024	39,085	73,999
Lakeside Park CLO CLO subordinated M notes(12)(13)(14), (Maturity April 15, 2038) . . . . . . .	03/07/2025	137,582	126,034
Reese Park CLO, Ltd. CLO subordinated M2 notes(12)(13)(14), (Maturity January 15, 2038) . . . .	03/07/2025	96,426	79,629
COMPANY/INVESTMENT(1)(8)(9)
Collateralized Loan Obligation Fee Notes – Equity

6
OXFORD PARK INCOME FUND INC.
SCHEDULE OF INVESTMENTS JUNE 30, 2026
(Unaudited)
Investments – Other CLO Equity Related Investments (continued)
Structured Finance – Equity Fee Note Investments (continued)
ACQUISITION
DATE(10)
PRINCIPAL
AMOUNT/
SHARESCOST
FAIR
VALUE(2)
% OF NET
ASSETS

Regatta 32 Funding Ltd. CLO subordinated fee notes(12)(13)(14), (Maturity July 25, 2038) . . . . . . .	03/07/2025	$86,208	$77,862
Rockford Tower CLO 2025-3, Ltd. CLO subordinated fee notes(12)(13)(14), (Maturity March 31, 2038) . . . . .	03/07/2025	146,939	139,561
Sound Point CLO XXIII, Ltd. CLO subordinated Y notes(12)(13)(14), (Maturity July 15, 2034) . . . . . . . .	05/09/2024	—	—
Total Other CLO Equity Related Investments . . . . . . . . . . . . . . . . .		523,640	514,683	0.71%
Total Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$98,739,721	$69,655,270	96.25%
Cash equivalents
First American Government Obligations Fund, Class X Shares(4)

3.56% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,497,448	$3,497,448	$3,497,448
Total Cash Equivalents . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		$3,497,448	$3,497,448	4.83%
Total Investments and Cash and Cash Equivalents . . . . . . . . . . . . .		$102,237,169	$73,152,718	101.08%
(1)We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the 1940 Act. In general, under the
1940 Act, we would be presumed to “control” a portfolio company if we owned more than 25% of its voting securities and would be an
“affiliate” of a portfolio company if we owned 5% or more of its voting securities.
(2)Fair value is determined in good faith by the Board of Directors of the Fund.
(3)As of June 30, 2026, the effective yield has been estimated to be 0%. The aggregate projected amount of future recurring distributions and terminal principal payment is less than the amortized investment cost.
(4)Represents cash equivalents held in a money market fund as of June 30, 2026.
(5)Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)Investment or cash equivalent represents greater than 5% of net assets.
(7)The CLO subordinated notes and preferred shares are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund’s securities less contractual payments to debt holders and the CLO’s expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)The fair value of the investment was determined using significant unobservable inputs.
(9)The Fund generally acquires its investments in transactions not subject to registration under the Securities Act of 1933, as amended
(the “Securities Act”). These investments are generally subject to restrictions as “restricted securities” (within the meaning of the
Securities Act).
(10)Acquisition date represents the initial date of purchase.
(11)The CLO equity investment was optionally redeemed. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any remaining amortized cost, and/or realized gain for any amounts received in excess of such amortized cost.
(12)Investment is co-invested with the Fund’s affiliates.
(13)Fair value includes the Fund’s interest in subordinated fee notes, and represents discounted cash flows associated with fees earned from those fee notes.
(14)Cost value reflects amortized cost.
(15)The subordinated notes represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.